REVENUE	3 Months Ended
Mar. 31, 2026
Revenue
REVENUE

Note 3 — NET REVENUE

The Company’s net revenue consisted of the following:

	For the three months ended March 31,
	2025	2026	2026
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Sports school business – Membership	1,561,521,383	1,607,134,512	10,102,681
Sports school business – Events	459,767,644	431,914,954	2,715,080
Sports school business – Others	41,782,114	122,758,128	771,675
Social business	637,650,207	791,351,187	4,974,549
Subtotal	2,700,721,348	2,953,158,781	18,563,985
Add: reversal (provision) of sales refund*	(14,506,941)	1,165,339	7,326
Total	2,686,214,407	2,954,324,120	18,571,311

	For the three months ended March 31,
	2025	2026	2026
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Timing of revenue recognition
Transferred over time	2,199,772,706	2,399,651,038	15,084,555
Transferred at a point in time	486,441,701	554,673,082	3,486,756
Total	2,686,214,407	2,954,324,120	18,571,311

*	Provision and reversal for sales refund

The “reversal (provision) of sales refund” represents the provision for refund for sports school business services. The refund liability is based on estimates made from past refund historical data. The Company will re-evaluate the provision for refund liability based on the estimates to match the actual claims and expects to make use of the refund liability over the next operating period.

The “reversal of sales refund” represents the release of refund obligations initially recorded under ASC 606-10-55-23 through 55-27 for estimated customer refunds. During the reporting period, certain customers did not exercise their refund rights, and the related refund liabilities were reversed. Such reversals are recognized as an increase in revenue in the period in which the change in estimate occurs, consistent with ASC 606-10-32-14. The amount represents the reversal of previously recognized refund liabilities as certain customer refunds were no longer expected to occur. Such reversals are recorded as an increase to revenue in the period of change in estimate.

Liabilities for refund are included in “Other current liabilities” and were JPY4,932,737 and JPY3,767,398 ($23,682) as of December 31, 2025 and March 31, 2026, respectively.